Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Subsequent Events
NOTE 12 – SUBSEQUENT EVENTS
2023 Promissory Notes
Subsequent to March 31, 2023, the Company has received $283,500 from 14 zero coupon Promissory Notes. The Notes have a
12-month
maturity date with a balloon payment and provide for the issuance of 88,941 common stock warrants at an exercise price of $0.88.

NOTE 14 — SUBSEQUENT EVENTS
Business Combination Agreement
On January 4, 2023, Alpha Healthcare Acquisition Corp. III, a Delaware corporation (“Alpha”), entered into a business combination agreement (the “Business Combination Agreement”) by and among Alpha, Candy Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and the Company. The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into the Company, with the Company surviving as a wholly-owned subsidiary of Alpha (the “Business Combination”). Upon the closing of the Business Combination, it is anticipated that Alpha will change its name to “Carmell Therapeutics Corporation.” The Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and Alpha.
Under the Business Combination Agreement, Alpha will acquire all of the outstanding equity interests of the Company in exchange for shares of Class A common stock of Alpha, par value $0.0001 per share (the “Class A Common Stock”), based on the Company’s implied equity value of $150,000,000, to be paid to the Company’s stockholders at the effective time of the Business Combination.
Pursuant to the Business Combination Agreement, at or prior to the effective time of the Business Combination, each option and warrant exercisable for the Company’s equity that is outstanding immediately prior to the effective time of the Business Combination shall be assumed by Alpha and continue in full force and effect on the same terms and conditions as are currently applicable to such options and warrants, subject to adjustments to exercise price and number of shares of Class A Common Stock issued upon exercise.
2023 Promissory Notes
During 2023, the Company has received $250,000 from three zero coupon Promissory Notes. The Notes have a
12-month
maturity date with a balloon payment and provide for the issuance of 78,431 common stock warrants at an exercise price of $0.88. The Company has entered into a definitive agreement to merge with Alpha Healthcare Acquisition Corp. III (“ALPA”), a Delaware corporation, and expects to close the merger in summer 2023 subject to shareholder approval (the post-merger entity “New Carmell”). On the Maturity Date, the Company will pay to note holder the principal in cash or, at the option of the Company, in shares of common stock of New Carmell, par value $0.001 per share (the “New Carmell Common Stock”); provided that, the Company may elect to repay the principal in shares of New Carmell Common Stock only if, in the reasonable judgment of the board of directors of the Company, at the time of such election, New Carmell Common Stock is listed on a stock exchange or is otherwise freely tradeable.
Issuance of Stock Options
During 2023 the Company issued 950,000 stock options at an exercise price of $0.16.

Alpha Healthcare Acquisition Corp. III [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 9 — Subsequent Events
The Company did not identify any subsequent events that require adjustment or disclosure in the unaudited condensed consolidated financial statements other than discussed below.
On May 1, 2023, Sandstone Asset Management notified the Company that it intends to stay invested in its anchor investor position in 1,020,520 shares of the Company’s common stock and 285,875 warrants through the closing of the potential Business Combination with Carmell. This commitment is expected to result in approximately $10.4 million in funds retained by the combined company after the Closing, based on the amount of funds in the Trust Account as of March 31, 2023 (excluding dividend and interest income available for payment of the Company’s taxes).

Note 9 — Subsequent Events
On January 4, 2023, the Company entered into the Business Combination Agreement with Merger Sub and Carmell, which is described in Note 1.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any further subsequent events that require adjustment or disclosure in the financial statements.